ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 507.1	$ 701.0
Accrued and other liabilities	407.1	463.6
Amount due to related parties (Note 16)	8.1	14.9
Current portion of royalty obligations	12.8	11.3
Accounts payable and accrued liabilities	$ 935.1	$ 1,190.8